UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
November 30, 2014 (Unaudited)
	Principal
	Amount	Value
BANK LOANS - 1.04%
Lee Enterprises, Inc.
12.000%, 12/31/2022	$500,000	$535,625
Vertellus Specialties, Inc.
10.500%, 10/29/2019	500,000	485,000
Weight Watchers International, Inc.
4.000%, 04/02/2020	500,000	390,780
TOTAL BANK LOANS (Cost $1,362,657)		1,411,405
	Shares
COMMON STOCKS - 38.44%
Administrative and Support Services - 3.47%
Angie's List, Inc. (a)(b)	14,993	89,058
Baker Hughes, Inc.	1,025	58,425
Ctrip.com International Ltd. (a)(c)	37,311	2,017,779
NorthStar Asset Management Group, Inc. (b)	105,070	2,201,217
Sotheby's (b)	8,507	343,768
		4,710,247
Air Transportation - 0.25%
American Airlines Group, Inc.	5,930	287,783
AMR Corp. Escrow (a)	28,850	56,834
		344,617
Beverage and Tobacco Product Manufacturing - 0.12%
Reynolds American, Inc. (b)	2,464	162,402
Broadcasting (except Internet) - 3.33%
Liberty Interactive Corp. (a)(b)	77,210	2,250,671
Sirius XM Holdings, Inc. (a)(b)	624,800	2,268,024
		4,518,695
Chemical Manufacturing - 2.41%
Abbott Laboratories (b)	3,542	157,655
AptarGroup, Inc. (b)	2,489	162,407
Ecolab, Inc. (b)	1,415	154,164
Eli Lilly & Co.	2,300	156,676
Endo International PLC (a)(b)(c)	30,500	2,231,685
Johnson & Johnson (b)	1,441	155,988
Merck & Co., Inc.	2,690	162,476
Trinity Biotech PLC (c)	5,483	94,088
		3,275,139
Clothing and Clothing Accessories Stores - 0.44%
Destination Maternity Corp.	9,534	152,830
The Wet Seal, Inc. (a)(b)	1,406,406	450,050
		602,880
Computer and Electronic Product Manufacturing - 0.86%
Cisco Systems, Inc. (b)	13,567	374,992
Harris Corp. (b)	2,228	159,681
Imation Corp. (a)	14,754	46,770
NetApp, Inc.	8,700	370,185

QUALCOMM, Inc.	2,943	214,545
		1,166,173
Credit Intermediation and Related Activities - 2.98%
Ally Financial, Inc. (a)	29,097	691,927
Citizens Financial Group, Inc.	90,900	2,238,867
Commerce Bancshares, Inc. (b)	3,596	153,991
Encore Capital Group, Inc. (a)	1,608	68,999
Ezcorp, Inc. (a)(b)	11,254	122,556
Fifth Third Bancorp	7,760	156,131
Nationstar Mortgage Holdings, Inc. (a)	7,680	230,170
Nelnet, Inc.	5,781	265,001
Stonegate Mortgage Corp. (a)	9,709	116,217
		4,043,859
Data Processing, Hosting and Related Services - 0.12%
Automatic Data Processing, Inc. (b)	1,941	166,227
Electrical Equipment, Appliance, and Component Manufacturing - 0.16%
Corning, Inc. (b)	2,913	61,232
Emerson Electric Co. (b)	2,427	154,721
		215,953
Fabricated Metal Product Manufacturing - 0.04%
Crane Co. (b)	963	56,846
Food Manufacturing - 0.35%
General Mills, Inc. (b)	2,993	157,881
Kellogg Co. (b)	2,391	158,404
McCormick & Co, Inc. (b)	2,199	163,451
		479,736
Food Services and Drinking Places - 0.54%
BJ's Restaurants, Inc. (a)(b)	8,649	425,185
Bob Evans Farms, Inc.	2,811	152,806
McDonald's Corp. (b)	1,646	159,349
		737,340
Furniture and Related Product Manufacturing - 0.31%
Pier 1 Imports, Inc.	8,841	122,006
Select Comfort Corp. (a)	11,053	291,136
		413,142
General Merchandise Stores - 0.12%
Costco Wholesale Corp. (b)	1,159	164,717
Health and Personal Care Stores - 0.37%
Rite Aid Corp. (a)	82,170	450,292
Vitamin Shoppe, Inc. (a)	1,091	52,215
		502,507
Insurance Carriers and Related Activities - 3.15%
Aflac, Inc. (b)	2,565	153,207
Assured Guaranty Ltd. (c)	4,185	106,969
Brown & Brown, Inc. (b)	4,855	156,331
Hilltop Holdings, Inc. (a)(b)	48,820	994,951
MetLife, Inc.	1,093	60,782
The Hartford Financial Services Group, Inc. (b)	1,720	71,036
UnitedHealth Group, Inc. (b)	3,755	370,356
Voya Financial, Inc. (b)	56,330	2,359,100
		4,272,732

Machinery Manufacturing - 0.12%
United Technologies Corp. (b)	1,447	159,286
Management of Companies and Enterprises - 0.83%
EchoStar Corp. (a)(b)	20,780	1,119,626
Merchant Wholesalers, Durable Goods - 0.40%
Covidien PLC (c)	3,000	303,000
Delphi Automotive PLC (b)(c)	1,150	83,893
W.W. Grainger, Inc. (b)	631	155,024
		541,917
Merchant Wholesalers, Nondurable Goods - 0.47%
AmerisourceBergen Corp.	3,500	318,675
Sysco Corp. (b)	3,984	160,396
The Procter & Gamble Co. (b)	1,765	159,609
		638,680
Mining (except Oil and Gas) - 1.45%
Newmont Mining Corp. (b)	6,980	128,432
Stillwater Mining Co. (a)(b)	140,444	1,844,030
		1,972,462
Miscellaneous Store Retailers - 0.14%
Office Depot, Inc. (a)	2,700	17,901
Staples, Inc. (b)	12,630	177,578
		195,479
Motion Picture and Sound Recording Industries - 0.12%
Time Warner, Inc.	1,922	163,601
Motor Vehicle and Parts Dealers - 0.05%
The Pep Boys-Manny Moe & Jack (a)	7,500	73,050
Nonstore Retailers - 2.87%
eBay, Inc. (a)(b)	9,466	519,494
EVINE Live, Inc. (a)	463,416	2,845,374
Nutrisystem, Inc. (b)	27,929	529,813
		3,894,681
Nursing and Residential Care Facilities - 1.66%
Brookdale Senior Living, Inc. (a)(b)	63,410	2,245,982
Oil and Gas Extraction - 0.09%
Bill Barrett Corp. (a)(b)	2,350	23,805
Gran Tierra Energy, Inc. (a)(b)	10,540	40,263
Range Resources Corp. (b)	920	60,398
		124,466
Paper Manufacturing - 1.68%
KapStone Paper and Packaging Corp. (a)(b)	71,300	2,129,731
Rock-Tenn Co.	2,568	145,888
		2,275,619
Petroleum and Coal Products Manufacturing - 1.22%
Chevron Corp. (b)	4,058	441,795
Exxon Mobil Corp. (b)	4,360	394,754
PBF Energy, Inc.	10,600	299,556
Valero Energy Corp. (b)	10,723	521,245
		1,657,350
Plastics and Rubber Products Manufacturing - 1.09%
Berry Plastics Group, Inc. (a)(b)	45,406	1,314,050
Illinois Tool Works, Inc. (b)	1,710	162,330
		1,476,380

Printing and Related Support Activities - 0.05%
RR Donnelley & Sons Co. (b)	3,820	64,329
Professional, Scientific, and Technical Services - 0.27%
Fluor Corp.	2,849	176,610
International Business Machines Corp.	940	152,440
Vringo, Inc. (a)	39,602	38,485
		367,535
Publishing Industries (except Internet) - 0.50%
Microsoft Corp. (b)	3,337	159,542
Oracle Corp. (b)	12,333	523,042
		682,584
Rail Transportation - 0.12%
Norfolk Southern Corp. (b)	1,400	156,296
Real Estate - 0.20%
Leucadia National Corp.	11,677	270,089
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.44%
Apollo Global Management LLC (b)	2,914	71,218
Eaton Vance Corp. (b)	3,711	155,083
Fortress Investment Group LLC - Class A	5,766	44,571
KKR & Co. LP (b)	9,015	200,854
The Blackstone Group LP (b)	3,711	124,393
		596,119
Support Activities for Mining - 0.78%
ConocoPhillips (b)	2,156	142,447
Diamond Offshore Drilling, Inc.	8,100	237,897
Nabors Industries Ltd. (c)	4,900	64,288
Transocean Ltd. (c)	11,100	233,211
Triangle Petroleum Corp. (a)	72,800	350,896
Vantage Drilling Co. (a)(b)(c)	41,275	31,782
		1,060,521
Telecommunications - 0.28%
AT&T, Inc. (b)	4,464	157,936
Vonage Holdings Corp. (a)	62,900	214,489
		372,425
Transportation Equipment Manufacturing - 0.78%
General Motors Co. (b)	16,900	564,967
Lockheed Martin Corp. (b)	817	156,505
Polaris Industries, Inc. (b)	1,034	162,038
Tenneco, Inc. (a)(b)	1,337	72,666
TRW Automotive Holdings Corp. (a)(b)	1,016	105,054
		1,061,230
Utilities - 2.19%
Atlantic Power Corp. (c)	996,234	2,271,414
Dominion Resources, Inc. (b)	2,165	157,071
EQT Corp. (b)	743	67,598
National Fuel Gas Co. (b)	2,271	157,312
Northeast Utilities (b)	3,113	157,642
The Southern Co. (b)	3,326	157,752
		2,968,789
Waste Management and Remediation Services - 0.11%
Waste Management, Inc. (b)	3,160	153,987
Water Transportation - 1.39%
GasLog Ltd. (b)(c)	100,750	1,777,230

Hornbeck Offshore Services, Inc. (a)	3,959	105,072
		1,882,302
Wholesale Electronic Markets and Agents and Brokers - 0.12%
Genuine Parts Co. (b)	1,617	166,195
TOTAL COMMON STOCKS (Cost $50,447,783)		52,174,192
	Principal
	Amount
CONVERTIBLE BONDS - 0.71%
Administrative and Support Services - 0.30%
CBIZ, Inc.
4.875%, 10/01/2015 (b)(d)	$326,000	402,814
Miscellaneous Manufacturing - 0.41%
Callaway Golf Co.
3.750%, 08/15/2019	500,000	557,500
TOTAL CONVERTIBLE BONDS (Cost $849,632)		960,314

CORPORATE BONDS - 8.57%
Ambulatory Health Care Services - 0.78%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019 (d)	1,000,000	1,065,000
Beverage and Tobacco Product Manufacturing - 0.56%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (d)	750,000	763,125
Broadcasting (except Internet) - 0.58%
LBI Media, Inc.
10.000%, 04/15/2019 (d)	750,000	787,500
Chemical Manufacturing - 0.35%
Hexion US Finance Corp.
8.875%, 02/01/2018	500,000	473,750
Clothing and Clothing Accessories Stores - 0.57%
HT Intermediate Holdings Corp.
12.000%, 05/15/2019 (d)	750,000	780,000
Computer and Electronic Product Manufacturing - 0.72%
Goodman Networks, Inc.
12.125%, 07/01/2018	910,000	971,425
Food Manufacturing - 0.75%
Simmons Foods, Inc.
7.875%, 10/01/2021 (d)	1,000,000	1,020,000
Machinery Manufacturing - 0.48%
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (d)	638,000	644,380
Merchant Wholesalers, Durable Goods - 0.36%
American Achievement Corp.
10.875%, 04/15/2016 (d)	500,000	490,625
Merchant Wholesalers, Nondurable Goods - 1.49%
Lansing Trade Group LLC
9.250%, 02/15/2019 (d)	1,000,000	965,000
US Foods, Inc.
8.500%, 06/30/2019	1,000,000	1,063,500
		2,028,500

Paper Manufacturing - 0.74%
Beverage Packaging Holdings II
5.625%, 12/15/2016 (c)(d)	1,000,000	1,005,000
Plastics and Rubber Products Manufacturing - 0.80%
Dispensing Dynamics International
12.500%, 01/01/2018 (d)	1,000,000	1,085,000
Publishing Industries (except Internet) - 0.39%
Postmedia Network, Inc.
12.500%, 07/15/2018 (c)	500,000	525,000
TOTAL CORPORATE BONDS (Cost $11,742,697)		11,639,305
	Shares
EXCHANGE TRADED FUNDS - 8.13%
Funds, Trusts, and Other Financial Vehicles - 8.13%
AllianceBernstein Gobal High Income Fund, Inc.	37,625	507,185
Industrial Select Sector SPDR Fund (b)	5,208	296,387
iShares 1-3 Year Credit Bond ETF (b)	13,605	1,435,055
iShares Floating Rate Bond ETF (b)	33,923	1,719,896
iShares iBoxx $ High Yield Corporate Bond ETF (b)	4,647	423,481
iShares Intermediate Credit Bond ETF (b)	5,218	575,024
iShares MBS ETF (b)	10,518	1,153,404
iShares MSCI Emerging Markets Index ETF	25,559	1,060,699
iShares MSCI Mexico Capped ETF	13,250	865,623
Market Vectors Gold Miners ETF (b)	41,887	767,789
PowerShares Senior Loan Portfolio (b)	17,700	430,995
Putnam Premier Income Trust	106,694	581,482
SPDR S&P 500 ETF Trust (b)	4,179	865,889
Technology Select Sector SPDR Fund (b)	8,362	355,301
TOTAL EXCHANGE TRADED FUNDS (Cost $10,800,992)		11,038,210
	Principal
	Amount
MUNICIPAL BONDS - 0.32%
Puerto Rico Sales Tax Financing Corp.
0.00% Coupon, 6.481% Effective Yield, 08/01/2054	$5,615,000	434,039
TOTAL MUNICIPAL BONDS (Cost $442,357)		434,039
	Shares
MUTUAL FUNDS - 14.73%
Funds, Trusts, and Other Financial Vehicles - 14.7%
American Capital Ltd. (b)	45,632	684,024
BlackRock Core Bond Trust	23,132	308,350
ClearBridge Energy MLP Fund, Inc.	22,300	614,811
Morgan Stanley Emerging Markets Debt Fund, Inc.	64,596	620,122
NexPoint Credit Strategies Fund	226,517	2,550,581
Nuveen Dividend Advantage Municipal Fund 3	33,469	458,525
Nuveen Quality Preferred Income Fund	117,133	987,431
Nuveen Select Quality Municipal Fund, Inc.	16,067	220,439
Putnam Municipal Opportunities Trust	28,707	339,030
Stone Ridge High Yield Reinsurance Risk Premium Fund	608,630	6,128,905
Stone Ridge Reinsurance Risk Premium Fund	627,691	6,308,290
Western Asset Emerging Market Income Fund, Inc.	65,703	777,923
TOTAL MUTUAL FUNDS (Cost $19,972,697)		19,998,431

	Principal
	Amount
PREFERRED STOCKS - 0.09%
Air Transportation - 0.09%
Gol Linhas Aereas Inteligentes SA (c)	$22,320	128,340
TOTAL PREFERRED STOCKS (Cost $105,418)		128,340
	Contracts
PURCHASED OPTIONS - 0.93%
Atlantic Power Corp.
Expiration: December 2014, Exercise Price $2.50	184	920
Eurodollar 1 Year Midcurve
Expiration: December 2014, Exercise Price $99.13	95	31,469
S&P 500 Index
Expiration: December 2014, Exercise Price $2,050.00	10	22,650
Expiration: December 2014, Exercise Price $2,100.00	6	2,040
Expiration: December 2014, Exercise Price $2,150.00	6	924
Expiration: December 2014, Exercise Price $2,150.00	6	642
Expiration: December 2014, Exercise Price $2,160.00	6	1,020
The Wet Seal, Inc.
Expiration: December 2014, Exercise Price $1.00	754	1,885
		61,550
	Notional
	Amount
U.S. Dollar / Chinese Yuan Renminbi
Expiration: January 2015, Exercise Price 6.15	5,000,000	12,270
U.S. Dollar / Japanese Yen
Expiration: December 2014, Exercise Price 114.00	7,350,000	291,236
Expiration: February 2015, Exercise Price 119.90	655,000	258,888
		562,394
TOTAL CALL OPTIONS		623,944
	Contracts
Eurodollar 2 Year Midcurve
Expiration: December 2014, Exercise Price $98.25	242	24,200
S&P 500 Index
Expiration: December 2014, Exercise Price $1,900.00	6	1,620
Expiration: December 2014, Exercise Price $1,900.00	6	1,320
Expiration: December 2014, Exercise Price $1,960.00	6	3,780
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $190.00	350	14,000
Expiration: June 2015, Exercise Price $155.00	370	42,550
Expiration: June 2015, Exercise Price $160.00	50	7,100
		94,570
	Notional
	Amount
Euro / British Pound
Expiration: December 2014, Exercise Price 0.80	6,300,000	62,850
Euro / Norwegian Kroner
Expiration: November 2015, Exercise Price 8.20	327,500	23,797
Euro / U.S. Dollar
Expiration: May 2015, Exercise Price $1.10	997,500	99,228
Expiration: January 2015, Exercise Price $1.22	39,300,000	342,417
U.S. Dollar / Russian Rouble
Expiration: April 2015, Exercise Price 38.00	1,207,441	9,438
Expiration: May 2015, Exercise Price 34.00	370,000	363
Expiration: August 2015, Exercise Price 35.00	310,000	1,218
Expiration: August 2015, Exercise Price 36.50	310,000	2,435

		541,746
TOTAL PUT OPTIONS		636,316
TOTAL PURCHASED OPTIONS (Cost $1,659,179)		1,260,260
	Shares
REAL ESTATE INVESTMENT TRUSTS - 5.29%
Credit Intermediation and Related Activities - 0.81%
Altisource Residential Corp.	54,000	1,095,120
Educational Services - 1.47%
Campus Crest Communities, Inc.	258,966	1,988,859
Funds, Trusts, and Other Financial Vehicles - 1.21%
American Capital Agency Corp.	4,161	96,015
Equity Commonwealth	40,000	1,017,200
Invesco Mortgage Capital, Inc.	642	10,612
New Senior Investment Group, Inc. (a)	29,759	524,949
		1,648,776
Real Estate - 0.22%
Blackstone Mortgage Trust, Inc.	7,812	223,111
Two Harbors Investment Corp.	6,707	70,490
		293,601
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.78%
American Capital Mortgage Investment Corp.	895	17,963
Starwood Waypoint Residential Trust (b)	40,910	1,042,796
		1,060,759
Telecommunications - 0.80%
CyrusOne, Inc. (b)	39,690	1,089,490
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,086,751)		7,176,605

MONEY MARKET FUNDS - 25.04%
Money Market Funds - 25.04%
Fidelity Institutional Money Market Funds, Class I, 0.051% (b)(e)	13,767,717	13,767,717
Goldman Sach Financial Square Funds, Instutional Class, 0.001% (b)(e)	6,400,023	6,400,023
STIT - Liquid Assets Portfolio, Instutional Class, 0.060% (b)(e)	13,815,914	13,815,914
TOTAL MONEY MARKET FUNDS (Cost $33,983,654)		33,983,654

Total Investments (Cost $138,453,817) - 103.29%		140,204,755
Liabilities in Excess of Other Assets - (3.29)%		(4,475,983)
TOTAL NET ASSETS - 100.00%		$135,728,772

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for written options, futures, and securities sold short. The aggregate value of these securities as of November 30, 2014 was $80,451,775.
(c)	Foreign issued Security.
(d)
Denotes a security is either fully or partially restricted to resale.  The aggregate value of restricted securities at November 30, 2014 was $9,008,444 which represented 6.64% of net assets.  Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Such securities are deemed illiquid using procedures established by the Board of Trustees.

(e)	Variable rate security. The rate shown is as of November 30, 2014.

The accompanying notes are integral part to the Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
November 30, 2014 (Unaudited)

	Shares	Value
SHORT SECURITIES
Acuity Brands, Inc.	1,345	$185,879
Amazon.com, Inc.	925	313,242
Amedisys, Inc.	4,234	107,628
Applied Industrial Technologies, Inc.	1,453	68,131
ARIAD Pharmaceuticals, Inc.	21,141	150,312
athenahealth, Inc.	1,032	121,054
AvalonBay Communities, Inc. (1)	787	126,542
Blackbaud, Inc.	1,794	76,137
Cablevision Systems Corp.	25,000	508,000
Callaway Golf Co.	45,492	337,096
CARBO Ceramics, Inc.	1,348	51,278
CarMax, Inc.	911	51,909
Casey's General Stores, Inc.	804	67,311
CBIZ, Inc.	30,062	260,036
Cemex SAB de CV (2)	1,138	14,236
Cepheid	3,872	213,270
Chipotle Mexican Grill, Inc.	222	147,324
CLARCOR, Inc.	767	50,538
Concur Technologies, Inc.	2,564	330,269
Constant Contact, Inc.	3,917	128,007
Corrections Corp. of America (1)	12,850	465,812
CR Bard, Inc.	328	54,891
Cree, Inc.	2,458	89,324
DCP Midstream Partners LP	8,700	416,817
Dealertrack Technologies, Inc.	2,551	120,305
Dicks Sporting Goods, Inc.	9,250	468,142
Dillards, Inc.	4,430	522,208
Dorman Products, Inc.	2,223	105,215
Dr. Pepper Snapple Group, Inc.	6,300	466,200
DuPont Fabros Technology, Inc. (1)	15,480	504,493
EastGroup Properties, Inc. (1)	1,345	90,411
Energy Transfer Partners LP	4,616	300,825
Equity One, Inc. (1)	2,854	69,152
Facebook, Inc.	5,080	394,716
FMC Corp.	627	34,109
Graco, Inc.	1,026	82,183
Halyard Health, Inc.	12,000	470,520
Hospira, Inc.	1,147	68,407
Illumina, Inc.	1,394	266,101
iShares 20+ Year Treasury Bond ETF (3)	9,853	1,206,894
iShares MSCI Brazil Capped ETF (3)	2,153	90,103
iShares Nasdq Biotechnology ETF (3)	2,147	652,473
iShares Russell 2000 ETF (3)	26,832	3,133,173
iShares U.S. Real Estate ETF (3)	17,800	1,370,956
Kate Spade & Co.	5,081	162,744

Kellogg Co.	773	51,211
Keurig Green Mountain, Inc.	3,152	448,025
Kinder Morgan Energy Partners LP	3,451	352,105
Lennox International, Inc.	1,575	147,530
LinkedIn Corp.	1,581	357,733
Manhattan Associates, Inc.	4,410	174,460
Marketo, Inc.	4,315	137,907
Martin Marietta Materials, Inc.	847	101,674
Mattress Firm Holding Corp.	4,900	348,047
Michael Kors Holdings Ltd. (2)	2,318	177,814
Netflix, Inc.	715	247,812
NetSuite, Inc.	1,723	182,207
Nordson Corp.	1,093	85,418
Nu Skin Enterprises, Inc.	9,000	376,200
Owens-Illinois, Inc.	18,800	482,032
Palo Alto Networks, Inc.	2,849	350,427
Pilgrim's Pride Corp.	8,092	261,372
Pool Corp.	3,581	212,747
Post Properties, Inc. (1)	1,853	108,549
PriceSmart, Inc.	1,275	123,624
Public Storage (1)	384	72,050
RealPage, Inc.	12,980	266,869
Realty Income Corp. (1)	10,150	471,569
Regency Centers Corp. (1)	1,299	79,863
ResMed, Inc.	1,366	72,671
Restoration Hardware Holdings, Inc.	2,413	203,826
salesforce.com, Inc.	3,471	207,809
Shutterfly, Inc.	2,741	117,205
Skechers U.S.A., Inc.	2,757	169,307
Sonic Corp.	5,406	146,989
Splunk, Inc.	3,059	205,259
Sprouts Farmers Market, Inc.	1,968	62,563
SPDR S&P 500 ETF Trust (3)	4,500	932,400
SPDR S&P Retail ETF (3)	15,050	1,419,366
SPS Commerce, Inc.	1,099	64,050
Sysco Corp.	12,160	489,562
Tesla Moters, Inc.	802	196,105
The Advisory Board Co.	2,102	89,545
The Boston Beer Co., Inc.	717	188,549
The Buckle, Inc.	9,580	490,400
The Dun & Bradstreet Corp.	3,855	489,392
The Toro Co.	2,069	135,892
Tiffany & Co.	1,091	117,741
Tractor Supply Co.	2,641	203,172
TripAdvisor, Inc.	3,122	229,935
Twitter, Inc.	6,524	272,312
Tyler Technologies, Inc.	1,214	131,816
Tyson Foods, Inc.	4,118	174,356
Under Armour, Inc.	3,226	233,853
Vail Resorts, Inc.	929	81,417
Valeant Pharmaceuticals International, Inc. (2)	2,077	302,100
Workday, Inc.	2,579	224,502

Xylem, Inc.	2,299	88,144
Zillow, Inc.	2,774	328,331
	Principal
	Amount
Block Financial LLC
5.500%, 11/01/2022 (4)	$500,000	545,085
Rowan Cos, Inc.
4.875%, 06/01/2022 (4)	500,000	511,234
Total Securities Sold Short (Proceeds $27,573,980)		$29,656,506

(1)	Real estate investment trust.
(2)	Foreign issued security.
(3)	Exchange-traded fund.
(4)	Corporate bond.

The accompanying notes are integral part to the Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Options Written
November 30, 2014 (Unaudited)

	Contracts	Value
CALL OPTIONS
Atlantic Power Corp.
Expiration: January 2015, Exercise Price $2.50	25	$187
Eurodollar 1 Year Midcurve
Expiration: December 2014, Exercise Price $99.00	95	59,969
EVINE Live, Inc.
Expiration: January 2015, Exercise Price $5.00	50	6,375
EVINE Live, Inc. Flex Option
Expiration: December 2014, Exercise Price $6.00	250	14,213
Nutrisystem, Inc.
Expiration: December 2014, Exercise Price $18.00	100	12,500
Expiration: December 2014, Exercise Price $19.00	177	10,620
S&P 500 Index
Expiration: December 2014, Exercise Price $1,950.00	10	118,200
Expiration: December 2014, Exercise Price $2,000.00	6	42,120
Expiration: December 2014, Exercise Price $2,040.00	6	24,480
Expiration: December 2014, Exercise Price $2,030.00	6	29,070
Expiration: December 2014, Exercise Price $2,060.00	6	17,760
Triangle Petroleum Corp.
Expiration: December 2014, Exercise Price $7.50	50	200
		335,694
	Notional
	Amount
Euro / Indian Rupee
Expiration: December 2014, Exercise Price 83.10	3,150,000	-
Euro / U.S. Dollar
Expiration: December 2014, Exercise Price $1.27	13,100,000	49,242
U.S. Dollar / Russian Rouble
Expiration: April 2015, Exercise Price 45.00	12,100,000	1,682,759
		1,732,001
TOTAL CALL OPTIONS		2,067,695
	Contracts
PUT OPTIONS
Nutrisystem, Inc.
Expiration: December 2014, Exercise Price $19.00	50	2,500
S&P 500 Index
Expiration: December 2014, Exercise Price $2,030.00	6	6,930
Expiration: December 2014, Exercise Price $2,040.00	6	9,900
Expiration: December 2014, Exercise Price $2,060.00	6	14,580
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $170.00	350	3,325
		37,235
	Notional
	Amount
U.S. Dollar / Japanese Yen
Expiration: December 2014, Exercise Price 110.00	7,350,000	-

Expiration: January 2015, Exercise Price 90.00	14,700,000	-
Expiration: November 2015, Exercise Price 105.00	32,750,000	280,373
		280,373
TOTAL PUT OPTIONS		317,608
Total Options Written (Premiums Received $1,021,749)		$2,385,303

The accompanying notes are integral part to the Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
November 30, 2014 (Unaudited)

Description	Number of Contracts Purchased	Notional Value		Settlement Month	Unrealized Appreciation (Depreciation)
90-Day Bank Bill	53	10,672,690	(a)	Mar-15	$24,972
Euro Stoxx 50 Index	28	1,129,456	(b)	Dec-14	5,433
Euro Stoxx Bank Index	87	781,065	(b)	Dec-14	(750)
Euro-Bobl Index	28	4,465,252	(b)	Dec-14	17,408
Euro-Bond Index	40	7,644,272	(b)	Mar-15	(1,073)
Euro-BTP Index	26	4,324,443	(b)	Mar-15	5,373
FTSE China A50 Index	46	390,080	(c)	Dec-15	25,554
FTSE/MIB Index	8	996,556	(b)	Dec-14	(43,437)
H-shares Index	6	431,824	(d)	Dec-14	14,360
Nikkei 225 Index	12	1,763,888	(e)	Dec-14	172,923
RTS Index	514	996,440	(c)	Dec-14	(68,575)
WIG 20 Index	43	618,712	(f)	Dec-14	(22,107)
Total Futures Contracts Purchased					$130,081

Description	Number of Contracts Sold	Notional Value		Settlement Month	Unrealized Appreciation (Depreciation)
90 Day Euro	61	15,135,625	(c)	Dec-15	$(37,702)
90 Day Euro	31	7,620,963	(c)	Dec-16	(38,077)
90 Day Euro	102	24,981,075	(c)	Jun-17	(147,214)
FTSE/JSE Top 40 Index	8	320,195	(g)	Dec-14	13,196
Mini MSCI Emerging Market Index	25	1,247,875	(c)	Dec-14	61,562
S&P 500 E-mini Index	52	5,372,380	(c)	Dec-14	(204,286)
Total Futures Contracts Sold					$(352,521)

(a) Austrilian Dollar
(b) Euro
(c) U.S. Dollar
(d) Hong Kong Dollar
(e) Japanese Yen
(f) Polish Zloty
(g) South African Rand

The accompanying notes are integral part to the Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
November 30, 2014 (Unaudited)

Forward Settlement Date		Currency To Be Received	U.S. $ Value at Nov. 30, 2014	Currency To Be Delivered	U.S. $ Value at Nov. 30, 2014	Unrealized Appreciation (Depreciation)
12/17/2014	(a)	Australian Dollar	1,886,439	Japanese Yen	1,732,145	154,294
12/17/2014	(a)	Australian Dollar	2,999,267	U.S. Dollar	3,130,188	(130,921)
12/17/2014	(a)	Brazilian Real	1,975,741	U.S. Dollar	1,965,000	10,741
12/17/2014	(a)	British Pound	25,363,636	Euro	25,633,285	(269,649)
12/17/2014	(a)	British Pound	7,206,676	U.S. Dollar	7,435,359	(228,683)
12/17/2014	(a)	Canadian Dollar	415,670	U.S. Dollar	433,896	(18,226)
2/9/2015	(a)	China Offshore Spot Exchange Rate	7,183,643	U.S. Dollar	7,200,000	(16,357)
12/17/2014	(a)	Colombian Peso	1,674,995	U.S. Dollar	1,772,430	(97,435)
12/2/2014	(a)	Euro	1,653,844	U.S. Dollar	1,654,178	(334)
12/17/2014	(a)	Euro	26,165,065	British Pound	25,662,143	502,922
12/17/2014	(a)	Euro	1,629,099	Hungarian Forint	1,622,582	6,517
12/17/2014	(a)	Euro	1,566,919	Romanian New Lei	1,569,318	(2,399)
12/17/2014	(a)	Euro	6,267,677	Swedish Krona	6,224,838	42,839
12/17/2014	(a)	Euro	62,578,528	U.S. Dollar	64,213,832	(1,635,304)
12/17/2014	(a)	Hungarian Forint	2,353,525	U.S. Dollar	2,425,323	(71,798)
12/17/2014	(a)	Indian Rupee	742,677	U.S. Dollar	750,000	(7,323)
12/17/2014	(a)	Israeli New Shekel	8,734,794	U.S. Dollar	9,060,000	(325,206)
12/17/2014	(a)	Japanese Yen	1,158,056	Australian Dollar	1,257,626	(99,570)
12/17/2014	(a)	Japanese Yen	32,780,577	U.S. Dollar	35,063,969	(2,283,392)
3/18/2015	(a)	Japanese Yen	1,307,262	U.S. Dollar	1,310,000	(2,738)
12/17/2014	(a)	Mexican Peso	12,114,460	U.S. Dollar	12,670,190	(555,730)
12/17/2014	(a)	New Zealand Dollar	7,214,290	U.S. Dollar	7,222,750	(8,460)
12/1/2014	(a)	Norwegian Kroner	1,895,609	Swedish Krona	1,914,663	(19,054)
12/17/2014	(a)	Norwegian Kroner	2,402,216	Euro	2,570,238	(168,022)
12/17/2014	(a)	Norwegian Kroner	3,789,005	Swedish Krona	3,850,121	(61,116)
12/17/2014	(a)	Norwegian Kroner	7,680,596	U.S. Dollar	8,550,024	(869,428)
12/17/2014	(a)	Polish Zloty	2,618,621	U.S. Dollar	2,620,000	(1,379)
12/5/2014	(a)	Russian Rouble	624,285	U.S. Dollar	735,000	(110,715)
12/12/2014	(a)	Russian Rouble	611,899	U.S. Dollar	655,000	(43,101)
12/15/2014	(a)	Russian Rouble	488,524	U.S. Dollar	524,000	(35,476)
12/17/2014	(a)	Russian Rouble	6,415,185	U.S. Dollar	6,877,500	(462,315)
4/2/2015	(a)	Russian Rouble	2,776,679	U.S. Dollar	3,501,579	(724,900)
4/9/2015	(a)	Russian Rouble	1,352,870	U.S. Dollar	1,694,000	(341,130)
12/17/2014	(a)	Singapore Dollar	1,835,268	U.S. Dollar	1,912,902	(77,634)
12/17/2014	(a)	South African Rand	3,950,765	U.S. Dollar	3,970,000	(19,235)
12/1/2014	(a)	Swedish Knora	1,922,797	Norwegian Kroner	1,895,609	27,188
12/17/2014	(a)	Turkish Lira	20,475,918	U.S. Dollar	20,182,806	293,112
12/1/2014	(a)	U.S. Dollar	8,178	Swedish Krona	8,134	44
12/2/2014	(a)	U.S. Dollar	1,655,734	Euro	1,653,844	1,890
12/2/2014	(a)	U.S. Dollar	1,330,000	Norwegian Kroner	1,330,741	(741)
12/17/2014	(a)	U.S. Dollar	5,965,991	Australian Dollar	5,733,673	232,318
12/17/2014	(a)	U.S. Dollar	1,978,100	Brazilian Real	1,946,373	31,727
12/17/2014	(a)	U.S. Dollar	4,830,000	Canadian Dollar	4,753,853	76,147
12/17/2014	(a)	U.S. Dollar	2,550,091	Swiss Franc	2,427,961	122,130
12/17/2014	(a)	U.S. Dollar	60,458,259	Euro	58,974,280	1,483,979
12/17/2014	(a)	U.S. Dollar	7,468,752	British Pound	7,206,676	262,076
12/17/2014	(a)	U.S. Dollar	2,620,000	Hungarian Forint	2,589,082	30,918

12/17/2014	(a)	U.S. Dollar	11,716,319	Israeli New Shekel	11,103,717	612,602
12/17/2014	(a)	U.S. Dollar	36,787,525	Japanese Yen	33,916,319	2,871,206
12/17/2014	(a)	U.S. Dollar	1,578,825	Mexican Peso	1,533,522	45,303
12/17/2014	(a)	U.S. Dollar	3,535,000	Norwegian Kroner	3,426,429	108,571
12/17/2014	(a)	U.S. Dollar	9,097,598	New Zealand Dollar	9,047,026	50,572
12/17/2014	(a)	U.S. Dollar	2,483,740	Polish Zloty	2,362,982	120,758
12/17/2014	(a)	U.S. Dollar	787,500	Romanian New Lei	744,293	43,207
12/17/2014	(a)	U.S. Dollar	25,820,000	Russian Rouble	23,047,685	2,772,315
12/17/2014	(a)	U.S. Dollar	1,802,023	Swedish Krona	1,717,257	84,766
12/17/2014	(a)	U.S. Dollar	2,327,229	Thai Baht	2,276,288	50,941
12/17/2014	(a)	U.S. Dollar	16,308,334	Turkish Lira	16,306,601	1,733
12/17/2014	(a)	U.S. Dollar	7,925,167	South African Rand	7,862,427	62,740
12/18/2014	(a)	U.S. Dollar	1,289,317	Australian Dollar	1,249,037	40,280
12/22/2014	(a)	U.S. Dollar	1,310,000	Indonesian Rupiah	1,302,341	7,659
2/9/2015	(a)	U.S. Dollar	7,200,000	China Offshore Spot Exchange Rate	7,100,465	99,535
4/2/2015	(a)	U.S. Dollar	3,501,579	Russian Rouble	2,770,635	730,944
4/9/2015	(a)	U.S. Dollar	1,694,000	Russian Rouble	1,353,761	340,239
8/27/2015	(a)	U.S. Dollar	558,000	Russian Rouble	405,332	152,668
Total Open Forward Contracts						$2,787,110

(a) Citigroup Global Markets, Inc. is the central clearing counterparty for this open forward currency contract held by the Fund as of November 30, 2014.

The accompanying notes are integral part to the Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
November 30, 2014 (Unaudited)

Counterparty	Reference Currency	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank N.A.	Mexican Peso (MXN)	Pay	6.210%	1/3/2025	37,825,000	$63,934
Citibank N.A.	New Zealand Dollar (NZD)	Receive	3.950%	10/3/2015	17,290,000	24,583
Citibank N.A.	Norwegian Kroner (NOK)	Pay	2.032%	1/14/2017	16,450,000	(26,441)
Citibank N.A.	South African Rand (ZAR)	Receive	9.255%	4/8/2024	41,500,000	115,915
Citibank N.A.	South African Rand (ZAR)	Receive	6.500%	9/23/2015	50,760,000	8,783
Citibank N.A.	Swedish Krona (SEK)	Receive	0.880%	3/18/2015	530,926,353	110,830
Total net unrealized appreciation/(depreciation) on interest rate swaps						$297,604

The accompanying notes are integral part to the Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Total Return Swaps
November 30, 2014 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate	Termination Date	Notional Amount	Number of Units	Unrealized Appreciation (Depreciation)
Morgan Stanley	Australian Dollar Equity Securities (a)	Pay	1.110% - 3.160%	7/30/2015	517,275	1	$(7,654)
Morgan Stanley	British Pound Equity Securities (b)	Pay	(2.029)% - 0.871%	7/27/2015	806,948	1	(2,723)
Morgan Stanley	Canadian Dollar Equity Securities (c)	Pay	1.250%	7/29/2015	20,940	1	(3,241)
Morgan Stanley	Canadian Dollar Equity Securities (c)	Pay	0.700%	7/29/2015	13,000	1	574
Morgan Stanley	Canadian Dollar Equity Securities (c)	Pay	1.450%	7/29/2015	77,921	1	(10,283)
Morgan Stanley	Danish Krone Equity Securities (d)	Pay	(0.330)% - 0.570%	7/27/2015	42,776	1	213
Morgan Stanley	Euro Equity Securities (e)	Pay	(1.863)% - 0.412%	7/24/2015	390,140	1	1,113
Morgan Stanley	Euro Equity Securities (e)	Pay	(2.738)% - 0.412%	7/27/2015	1,056,589	1	16,946
Morgan Stanley	Euro Equity Securities (e)	Pay	(2.113)% - 0.462%	7/27/2015	41,578	1	1,215
Morgan Stanley	Hong Kong Dollar Equity Securities (f)	Pay	0.449% - 0.601%	7/30/2015	603,786	1	9,140
Morgan Stanley	Japanese Yen Equity Securities (g)	Pay	(0.805)% - 0.620%	7/30/2015	250,401	1	(2,193)
Morgan Stanley	New Zealand Dollar Equity Securities (h)	Pay	0.750% - 4.150%	7/30/2015	21,527	1	9
Morgan Stanley	Norwegian Kroner Equity Securities (i)	Pay	0.060% - 1.960%	7/27/2015	81,863	1	(4,288)
Morgan Stanley	South African Rand Equity Securities (j)	Pay	1.125% - 6.550%	7/29/2015	151,324	1	(3,743)
Morgan Stanley	Swedish Krona Equity Securities (k)	Pay	(1.830)% - 0.695%	7/27/2015	244,208	1	6,961
Morgan Stanley	Swiss Franc Equity Securities (l)	Pay	(0.873)% - 0.402%	7/27/2015	351,794	1	(7,109)
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370%	7/24/2015	1,005,259	1	15,177
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370% - 0.970%	7/29/2015	140,543	1	875
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370% - 0.970%	7/29/2015	791,526	1	15,697
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370% - 0.970%	7/29/2015	229,298	1	1,779
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370% - 0.970%	7/29/2015	1,404,577	1	46,590
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370% - 0.970%	7/29/2015	1,504,623	1	48,339
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	0.370% - 0.970%	7/29/2015	239,459	1	6,050
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	(1.670)% - (0.230)%	7/29/2015	140,318	1	(1,165)
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	(1.670)% - (0.230)%	7/29/2015	788,443	1	(13,188)
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	(1.270)% - (0.230)%	7/29/2015	227,647	1	(3,582)
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	(1.520)% - (0.230)%	7/29/2015	248,139	1	(3,569)
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	4.310% - 11.110%	7/29/2015	249,602	1	(799)
Morgan Stanley	United States Dollar Equity Securities (m)	Pay	(1.805)% - 0.720%	7/30/2015	192,236	1	(1,786)
Total net unrealized appreciation/(depreciation) on total return swaps							$105,355

(a) Comprised of various equity securities from Australia.
(b) Comprised of various equity securities from Great Britain.
(c) Comprised of various equity securities from Canada.
(d) Comprised of various equity securities from Denmark.
(e) Comprised of various global equity securities from various European countries.
(f) Comprised of various equity securities from Hong Kong.
(g) Comprised of various equity securities from Japan.
(h) Comprised of various equity securities from New Zealand.
(i) Comprised of various equity securities from Norway.
(j) Comprised of various equity securities from South Africa.
(k) Comprised of various equity securities from Sweden.
(l) Comprised of various equity securities from Switzerland.
(m) Comprised of various equity securities from the United States.

The accompanying notes are integral part to the Schedule of Investments.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$109,858,088
Gross unrealized appreciation on futures	340,781
Gross unrealized appreciation on forwards	11,474,881
Gross unrealized appreciation on swaps	494,723
Gross unrealized appreciation on investments	7,720,197
Gross unrealized appreciation on short positions	813,702
Gross unrealized appreciation on written options	293,891
Gross unrealized depreciation on futures	(563,221)
Gross unrealized depreciation on forwards	(8,687,771)
Gross unrealized depreciation on swaps	(91,764)
Gross unrealized depreciation on investments	(5,969,259)
Gross unrealized depreciation on short positions	(2,896,228)
Gross unrealized depreciation on written options	(1,657,445)
Net unrealized appreciation	$1,272,487

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2012 and commenced operations on April 30, 2012 and July 31, 2013 for the Institutional Class and Class A shares, respectively. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and priveleges except with respect to distribution fees, sales charges, and voting rights on matters affecting a single class of shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Collins Capital
Investments, LLC (the "Adviser"), the Fund's investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock
Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service
(“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund's Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as
Level 2. Fixed income securities including corporate bonds, convertible bonds, municipal bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and

U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Schedule of
Investments.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$1,411,405	$-	$1,411,405
Common Stocks
Accommodation and Food Services	737,340	-	-	737,340
Administrative and Support and Waste Managerment and Remediation Services	4,864,234	-	-	4,864,234
Arts, Entertainment, and Recreation	-	-	-	-
Finance and Insurance	8,912,710	-	-	8,912,710
Health Care and Social Assistance	2,245,982	-	-	2,245,982
Information	5,903,533	-	-	5,903,533
Management of Companies and Enterprises	1,119,626	-	-	1,119,626
Manufacturing	12,463,584	-	-	12,463,584
Mining, Quarrying, and Oil and Gas Extraction	3,157,449	-	-	3,157,449
Other Services (except Public Administration)	-	-	-	-
Professional, Scientific, and Technical Services	367,535	-	-	367,535
Real Estate and Rental and Leasing	270,089	-	-	270,089
Retail Trade	5,433,314	-	-	5,433,314
Transportation and Warehousing	2,326,381	56,834	-	2,383,215
Utilities	2,968,789	-	-	2,968,789
Wholesale Trade	1,346,792	-	-	1,346,792
Total Common Stocks	52,117,358	56,834	-	52,174,192
Convertible Bonds	-	960,314	-	960,314

Corporate Bonds	-	11,639,305	-	11,639,305
Exchange-Traded Funds	11,038,210	-	-	11,038,210
Municipal Bonds	-	434,039	-	434,039
Mutual Funds	19,998,431	-	-	19,998,431
Preferred Stocks	128,340	-	-	128,340
Purchased Options	209,293	1,050,967	-	1,260,260
Real Estate Investment Trusts	7,176,605	-	-	7,176,605
Short-Term Investments	33,983,654	-	-	33,983,654
Total Assets	$124,651,891	$15,552,864	$-	$140,204,755

Liabilities:
Securities Sold Short
Common Stock	$17,454,276	$352,105	$-	$17,806,381
Corporate Bonds	-	1,056,319	-	1,056,319
Exchange-Traded Funds	8,805,365	-	-	8,805,365
Real Estate Investment Trusts	1,988,441	-	-	1,988,441
Total Securities Sold Short	28,248,082	1,408,424	-	29,656,506
Written Options	176,009	2,209,294	-	2,385,303
Total Liabilities	$28,424,091	$3,617,718	$-	$32,041,809

Other Financial Instruments(2)
Forwards	$-	$2,787,110	$-	$2,787,110
Futures	(247,994)	25,554	-	(222,440)
Swaps	-	402,959	-	402,959
Total Other Financial Instruments	$(247,994)	$3,215,623	$-	$2,967,629

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Fund measures Level 3 security as of the beginning and end of each financial reporting period. For the period ended November 30, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended November 30, 2014. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$100,451	Written options, at value	$312,960
Interest Rate Contracts - Options	Investments, at value	55,669	Written options, at value	59,969
Foreign Exchange Contracts - Options	Investments, at value	1,104,140	Written options, at value	2,012,374
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	42,380	Net assets- Unrealized depreciation*	222,993
Equity Contracts - Futures	Net assets- Unrealized appreciation*	298,401	Net assets- Unrealized depreciation*	340,228
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	11,474,881	Unrealized depreciation on forward currency contracts	8,687,771
Interest Rate Contracts - Swaps	Unrealized appreciation on open swap contracts	324,045	Unrealized depreciation on open swap contracts	26,441
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	170,678	Unrealized depreciation on open swap contracts	65,323

Total		$13,570,645		$11,728,059

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through November 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$(132,806)	$74,630	$235,901	$138,008	$-	$315,733
Foreign Exchange Contracts	(1,244,541)	1,190,075	-	-	1,135,643	1,081,177
Commodity Contracts	-	-	253,096	-	-	253,096
Equity Contracts	(259,297)	164,383	(422,104)	(115,559)	-	(632,577)
Total	$(1,636,644)	$1,429,088	$66,893	$22,449	$1,135,643	$1,017,429

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$(20,300)	$(30,190)	$(214,501)	$343,233	$-	$78,242
Foreign Exchange Contracts	(2,578)	(1,283,850)	-	-	2,591,695	1,305,267
Equity Contracts	(218,641)	(33,670)	69,959	116,602	-	(65,750)
Total	$(241,519)	$(1,347,710)	$(144,542)	$459,835	$2,591,695	$1,317,759

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.